Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2024 and 2025:

	Retail & Digital Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2023 (As Adjusted):
Goodwill(2)	¥—	¥152,236	¥481,263	¥253,725	¥2,300	¥889,524
Accumulated impairment losses(1)(2)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	—	88,668	—	205,804	2,300	296,772
Goodwill acquired during the fiscal year(3)	15,884	—	94,320	63,063	—	173,267
Foreign currency translation adjustments and other	—	6,995	2,556	14,168	—	23,719
Balance at March 31, 2024 (As Adjusted):
Goodwill	15,884	159,231	578,139	330,956	2,300	1,086,510
Accumulated impairment losses	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥15,884	¥95,663	¥96,876	¥283,035	¥2,300	¥493,758
Goodwill acquired during the fiscal year(3)	63,730	—	—	149,782	—	213,512
Impairment loss	—	—	(32,388)	(117,701)	—	(150,089)
Foreign currency translation adjustments and other	—	(253)	(977)	2,213	—	983
Balance at March 31, 2025:
Goodwill	79,614	158,978	577,162	482,951	2,300	1,301,005
Accumulated impairment losses	—	(63,568)	(513,651)	(165,622)	—	(742,841)
	¥79,614	¥95,410	¥63,511	¥317,329	¥2,300	¥558,164

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.
(3)Goodwill acquired during the fiscal year ended March 31, 2024 and 2025, mainly relate to the acquisitions described in Note 2.

U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2023, the MUFG Group recognized ¥33,553 million of impairment of goodwill relating to the First Sentier Investors reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to market volatility and a decline in the equity markets, the portfolio balance of assets under management decreased, which resulted in a decrease in the reporting unit’s cash flow projections. As a result, the fair value of the reporting unit was measured on December 31,
2022 for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.

For the fiscal year ended March 31, 2025, the MUFG Group recognized ¥109,933 million of impairment of goodwill relating to the First Sentier Investors reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to market volatility and a decline in the equity markets, the portfolio balance of assets under management across a number of strategies decreased, which resulted in a decrease in the reporting unit’s cash flow projections, and the discount rate increased. As a result, the fair value of the reporting unit was measured on December 31, 2024, for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
For the fiscal year ended March 31, 2025, the MUFG Group recognized ¥32,388 million of impairment of goodwill relating to the Mandala Multifinance reporting unit within the Global Commercial Banking Business Group segment. Due largely to the weak auto markets in Indonesia, two-wheeler retail sales showed slow growth during the fiscal year ended March 31, 2025, which resulted in a decrease in the reporting unit’s cash flow projections. As a result, the fair value of the reporting unit was measured on December 31,2024 for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.

Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2024 and 2025:

	2024 (As Adjusted)			2025
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,793,187	¥2,865,294	¥927,893	¥4,093,320	¥3,081,494	¥1,011,826
Customer relationships	556,183	291,101	265,082	632,016	335,898	296,118
Core deposit intangibles	130,276	86,535	43,741	138,203	102,052	36,151
Trade names	84,758	46,137	38,621	87,183	50,871	36,312
Other	23,353	9,108	14,245	23,702	9,821	13,881
Total	¥4,587,757	¥3,298,175	1,289,582	¥4,974,424	¥3,580,136	1,394,288
Intangible assets not subject to amortization:
Other			8,178			8,227
Total			¥1,297,760			¥1,402,515
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2024, amounted to ¥386,626 million, which primarily consisted of ¥327,752 million of software and ¥53,885 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 13 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2024, amounted to ¥2 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2025, amounted to ¥403,938 million, which primarily consisted of ¥335,848 million of software and ¥68,010 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 16 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2025, amounted to ¥46 million.
For the fiscal years ended March 31, 2023, 2024 and 2025, the MUFG Group recognized ¥5,151 million, ¥15,042 million and ¥14,353 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2026	¥327,448
2027	275,525
2028	234,273
2029	182,129
2030	133,527